Cover	Aug. 23, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 23, 2023
Entity File Number	000-56290
Entity Registrant Name	KeyStar Corp.
Entity Central Index Key	0001832161
Entity Tax Identification Number	85-0738656
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	78 SW 7th Street
Entity Address, Address Line Two	Suite 500
Entity Address, City or Town	Miami
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33130
City Area Code	(866)
Local Phone Number	783-9435
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false